INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2021
INCOME/(LOSS) PER SHARE
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended
	September 30,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to Origin Agritech Limited	(62,250)	(85,261)	(91,529)

Denominator:
Average common stock outstanding - basic and Diluted	4,185,842	5,029,017	5,617,424

Basic and Diluted Per Share Data:
Basic and diluted loss per share attributable to Origin Agritech Limited:	(14.87)	(16.95)	(16.29)